Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands, except per unit data)	2023	2022	2023	2022
Net income (loss)	$(40,390)	$9,888	$(41,687)	$36,668
Less: Series A Preferred unitholders’ interest in net income (loss)	1,700	1,700	3,400	3,400
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	(42,090)	8,188	(45,087)	33,268
Less: Distributions (2)	901	18,168	1,803	36,335
Under (over) distributed earnings	(42,991)	(9,980)	(46,890)	(3,067)
Under (over) distributed earnings attributable to:
Common unitholders	(42,198)	(9,665)	(46,025)	(2,967)
Class B unitholders	—	(131)	—	(44)
General Partner	(793)	(183)	(865)	(56)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	34,045	33,838	34,045	33,796
Class B unitholders	252	460	252	501
General Partner	640	640	640	640
Weighted average units outstanding (diluted) (in thousands):
Common unitholders	38,448	37,772	38,448	37,730
Class B unitholders	252	460	252	501
General Partner	640	640	640	640
Earnings per unit (basic):
Common unitholders	$(1.21)	$0.23	$(1.30)	$0.95
Class B unitholders (3)	—	0.19	—	0.87
General Partner	(1.21)	0.23	(1.30)	0.95
Earnings per unit (diluted):
Common unitholders (4)	$(1.21)	$0.23	$(1.30)	$0.94
Class B unitholders (3)	—	0.19	—	0.87
General Partner	(1.21)	0.23	(1.30)	0.95
Cash distributions declared and paid in the period per unit (5)	$0.03	$0.52	$0.05	$1.04
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.03	$0.52	$0.05	$1.04
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s agreement of limited partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date.
(3)	When the distribution target is not met, there is no allocation of net income (loss) to Class B units.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the three and six months ended June 30, 2023 and 2022 does not reflect any potential common units relating to the Series A Preferred Units since the assumed issuance of any additional units would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.